BNY Mellon International Securities Funds, Inc.

-BNY Mellon Emerging Markets Securities Fund

Incorporated herein by reference is the supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 7, 2019 (SEC Accession No. 0000897469-19-000017).